General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
General and Administrative Expenses [Abstract]
Non-executive directors' compensation	$ 63,000	$ 36,000
Audit fees	130,653	140,065
Professional fees and other expenses	1,594,418	1,129,011
Administration fees-related party (Note 4(a))	1,599,000	1,500,000
General and administrative expenses	$ 3,387,071	$ 2,805,076